Transamerica Funds
Supplement dated January 7, 2010
to the Prospectuses dated March 1, 2009, November 13, 2009 and November 30, 2009,
each as may have been previously supplemented
* * *
The following replaces the information under the section entitled “Additional Information - Management — Portfolio Manager(s)” of the Prospectus(es):
Transamerica Balanced
Portfolio Managers:
Kirk J. Kim
Portfolio Manager (lead-equity)
Kirk J. Kim is Principal, Deputy Chief Investment Officer and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in TIM’s Large Growth Equity, Concentrated All Cap Growth Equity, Convertible Securities and Flexible Income investment disciplines. Prior to joining TIM in 1997, Mr. Kim worked as a securities analyst for The Franklin Templeton Group. He holds a B.S. in Finance from the University of Southern California. Mr. Kim has 14 years of investment experience.
John D. Lawrence, CFA
Portfolio Manager (co-equity)
John D. Lawrence is a Principal and Portfolio Manager at TIM. He has portfolio management responsibilities on sub-advised funds and institutional separate accounts in the Growth Equity and Global Growth Equity disciplines. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Lawrence was a Research Associate at Credit Suisse First Boston and an Assistant Vice President at Sanders Morris Harris. He holds an M.B.A. from University of California, Los Angeles and a B.A. from Rice University. Mr. Lawrence has earned the right to use the Chartered Financial Analyst designation and has 9 years of investment experience.
Gary U. Rollé, CFA
Portfolio Manager (co-equity)
Gary U. Rollé is Principal, Managing Director, Chief Executive Officer and Chief Investment Officer of TIM. He manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rollé joined Transamerica in 1967. From 1980 until 1983, he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Throughout his 27-year tenure as CIO, Mr. Rollé has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rollé has 42 years of investment experience.
Mr. Rollé will be a co-portfolio manager through June 30, 2010. In July he will no longer have official portfolio management responsibilities, but he will continue in the capacity of advisory consultant until the end of 2010.
Greg D. Haendel, CFA
Portfolio Manager (lead-fixed-income)
Greg D. Haendel is a Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional accounts in several Fixed Income disciplines. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. Mr. Haendel has earned the right to use the Chartered Financial Analyst designation and has 12 years of investment experience.
Derek S. Brown, CFA
Portfolio Manager (co-fixed income)
Derek S. Brown is Principal, Director of Fixed-Income and Portfolio Manager at TIM. He manages sub-advised funds and institutional accounts in several Fixed Income disciplines. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine. Mr. Brown has earned the right to use the Chartered Financial Analyst designation and has 17 years of investment experience.

Brian W. Westhoff, CFA
Portfolio Manager (co-fixed income)
Brian W. Westhoff is a Principal and Portfolio Manager at TIM. He manages portfolios in TIM’s Flexible Income discipline. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, the Garvin Graduate School of International Management, and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has 12 years of investment experience.
Transamerica Diversified Equity
Portfolio Managers:
Edward S. Han
Portfolio Manager (lead)
Edward S. Han is a Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in the Large Growth Equity, Mid Growth Equity and Concentrated All Cap Growth Equity disciplines. Prior to joining TIM in 1998, he was a Vice President of Corporate Banking at Bank of America. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 16 years of investment experience.
Peter O. Lopez
Portfolio Manager (co)
Peter O. Lopez is Principal, President, Director of Research and Portfolio Manager at TIM. He co-manages sub-advised funds and institutional accounts in the Large Growth Equity, Convertible Securities and Flexible Income disciplines. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in Finance and Accounting from the University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez has 18 years of investment experience.
Gary U. Rollé, CFA
Portfolio Manager (co)
Gary U. Rollé is Principal, Managing Director, Chief Executive Officer and Chief Investment Officer of TIM. He manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rollé joined Transamerica in 1967. From 1980 until 1983, he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Throughout his 27-year tenure as CIO, Mr. Rollé has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rollé has 42 years of investment experience.
Mr. Rollé will be a co-portfolio manager through June 30, 2010. In July he will no longer have official portfolio management responsibilities, but he will continue in the capacity of advisory consultant until the end of 2010.
Transamerica Equity
Portfolio Managers:
John J. Huber, CFA
Portfolio Manager (lead)
John J. Huber is Principal, Director of Equity Process and Risk Management and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in the Large Growth Equity and Mid Growth Equity disciplines. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles. Mr. Huber has earned the right to use the Chartered Financial Analyst designation and has 10 years of investment experience.

Kirk J. Kim
Portfolio Manager (co)
Kirk J. Kim is Principal, Deputy Chief Investment Officer and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in TIM’s Large Growth Equity, Concentrated All Cap Growth Equity, Convertible Securities and Flexible Income investment disciplines. Prior to joining TIM in 1997, Mr. Kim worked as a securities analyst for The Franklin Templeton Group. He holds a B.S. in Finance from the University of Southern California. Mr. Kim has 14 years of investment experience.
Gary U. Rollé, CFA
Portfolio Manager (co)
Gary U. Rollé is Principal, Managing Director, Chief Executive Officer and Chief Investment Officer of TIM. He manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rollé joined Transamerica in 1967. From 1980 until 1983, he served as the Chief Investment Officer for SunAmerica and then returned to Transamerica as Chief Investment Officer. Throughout his 27-year tenure as CIO, Mr. Rollé has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rollé has 42 years of investment experience.
Mr. Rollé will be a co-portfolio manager through June 30, 2010. In July he will no longer have official portfolio management responsibilities, but he will continue in the capacity of advisory consultant until the end of 2010.
* * *
Investors Should Retain this Supplement for Future Reference

3